Share-based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Share-based Compensation

Share-based compensation expense was as follows:

For the years ended December 31,	2017	2016	2015
Continuing operations
Stock options, net of estimated forfeitures	$48,601	$25,008	$20,637
Restricted stock awards	13,243	10,106	10,305
Total non-cash stock compensation	61,844	35,114	30,942
Deferred compensation arrangement	—	738	4,901
Total continuing operations	$61,844	$35,852	$35,843

Discontinued operations
Share-based compensation expense for discontinued operations	2,944	2,957	3,178
Total continuing and discontinued operations	$64,788	$38,809	$39,021

Share-based Deferred Compensation Arrangement

Immediately prior to August 17, 2007 (the LBO), Laureate's then-Chief Executive Officer and another then-member of the Board of Directors held vested equity-based awards which they exchanged on the LBO for unfunded, nonqualified share-based deferred compensation arrangements. For the years ended December 31, 2017, 2016 and 2015, Laureate recorded share-based compensation expense for this deferred compensation arrangement of $0, $738, and $4,901, respectively. On December 29, 2015, we paid the participants a total amount of $87,117, including $6,117 in interest. The payment consisted of $37,071 in cash and $50,046 in aggregate principal amount of Senior Notes due 2019. As of December 31, 2015, the total liability recorded for the deferred compensation arrangement was $17,463, which was payable on September 17, 2016. The participants in the deferred compensation arrangement agreed to extend the payment that was due on September 17, 2016 (the 2016 Executive DCP Obligation), until December 30, 2016. On December 30, 2016, we satisfied the 2016 Executive DCP Obligation by paying the participants a total amount of approximately $18,200, including interest. The payment consisted of approximately $7,749 in cash and $10,453 aggregate principal amount of Senior Notes due 2019. As discussed in Note 10, Debt, all Senior Notes due 2019 were redeemed during 2017. Following the satisfaction of the 2016 Executive DCP Obligation, the Company’s obligations under the DCPs were satisfied in full.

2007 Stock Incentive Plan

In August 2007, the Board of Directors approved the Laureate Education, Inc. 2007 Stock Incentive Plan (2007 Plan). The total shares authorized under the 2007 Plan were 9,232. Shares that were forfeited, terminated, canceled, allowed to expire unexercised, withheld to satisfy tax withholding, or repurchased were available for re-issuance. Any awards that were not vested upon termination of employment for any reason were forfeited. Upon voluntary or involuntary termination without cause (including death or disability), the grantee (or the estate) has a specified period of time after termination to exercise options vested on or prior to termination. The 2007 Plan’s restricted stock awards have a claw-back feature whereby all vested shares, or the gross proceeds from the sale of those shares, must be returned to Laureate for no consideration if the employee does not abide by the agreed-upon restrictive covenants such as covenants not to compete and covenants not to solicit. As of December 31, 2017, all outstanding awards that were granted under the 2007 Plan are fully vested.

Stock Options Under 2007 Plan

Stock option awards under the 2007 Plan have a contractual life of 10 years and were granted with an exercise price equal to the fair market value of Laureate’s stock at the date of grant. Our option agreements generally divided each option grant equally into options that were subject to time-based vesting (Time Options) and options that were eligible for vesting based on achieving pre-determined performance targets (Performance Options). The Time Options generally vested ratably on the first through fifth grant date anniversary. The Performance Options were divided into tranches and were eligible to vest annually upon the Board of Directors’ determination that Laureate has attained the performance targets.

Compensation expense was recognized over the period during which the employee was required to provide service in exchange for the award, which was usually the vesting period. For Time Options, expense was recognized ratably over the five-year vesting period. For Performance Options, expense was recognized under a graded expense attribution method, to the extent that it was probable that the stated annual performance target would be achieved and options would vest for any year.

2013 Long-Term Incentive Plan

On June 13, 2013, Laureate's Board of Directors approved the Laureate Education, Inc. 2013 Long-Term Incentive Plan (2013 Plan), as a successor plan to Laureate’s 2007 Plan. The 2013 Plan became effective in June 2013, following approval by the stockholders of Laureate. No awards have been made under the 2007 Plan since the 2013 Plan has been effective. Under the 2013 Plan, the Company may grant stock options, stock appreciation rights, unrestricted common stock or restricted stock (collectively, "stock awards"), unrestricted stock units or restricted stock units, and other stock-based awards, to eligible individuals on the terms and subject to the conditions set forth in the 2013 Plan. As of the effective date, the total number of shares of common stock issuable under the 2013 Plan were 7,521, which is equal to the sum of (i) 7,074 shares plus (ii) 447 shares of common stock that were still available for issuance under Laureate’s 2007 Plan. In September 2015, the Board of Directors approved an amendment to increase the total number of shares of common stock issuable under the 2013 Plan by 1,219. Shares that are forfeited, terminated, canceled, allowed to expire unexercised, withheld to satisfy tax withholding, or repurchased are available for re-issuance. Any awards that have not vested upon termination of employment for any reason are forfeited. Holders of restricted stock shall have all of the rights of a stockholder of common stock including, without limitation, the right to vote and the right to receive dividends. However, dividends declared payable on performance-based restricted stock shall be subjected to forfeiture at least until achievement of the applicable performance target related to such shares of restricted stock. Any accrued but unpaid dividends on unvested restricted stock shall be forfeited upon termination of employment. Holders of stock units do not have any rights of a stockholder of common stock and are not entitled to receive dividends. All awards outstanding under the 2013 Plan terminate upon the liquidation, dissolution or winding up of Laureate. The 2013 Plan will remain in effect until the earlier of (a) the earliest date as of which all awards granted under the Plan have been satisfied in full or terminated and no shares of common stock are available to be granted or (b) June 12, 2023.

Stock options, stock appreciation rights and restricted stock units granted under the 2013 Plan have provisions for accelerated vesting if there is a change in control of Laureate. As defined in the 2013 Plan, a change in control means the first of the following to occur: i) a change in ownership of Laureate or Wengen or ii) a change in the ownership of assets of Laureate. A change in ownership of Laureate or Wengen shall occur on the date that more than 50% of the total voting power of the capital stock of Laureate is sold or more than 50% of the partnership interests of Wengen is sold in a single or a series of related transactions. A change in the ownership of assets of Laureate would occur if 80% or more of the total gross fair market value of all of the assets of Laureate are sold during a 12-month period. The gross fair market value of Laureate is determined without regard to any liabilities associated with such assets. Upon consummation of the change in control and an employee’s “qualifying termination” (as defined in the employee's award agreement): a) those time-based stock options and stock appreciation rights that would have vested and become exercisable on or prior to the third anniversary of the effective time of change in control would become fully vested and immediately exercisable; b) those performance-based stock options and stock appreciation rights that would have vested and become exercisable had Laureate achieved the performance targets in the three fiscal years ending coincident with or immediately subsequent to the effective time of such change in control, excluding the portion of awards that would have vested only pursuant to any catch-up provisions, would become fully vested and immediately exercisable; c) those time-based restricted stock awards that would have become vested and free of forfeiture risk and lapse restriction on or prior to the third anniversary of the effective time of such change in control would become fully vested and immediately exercisable; d) those performance-based restricted stock awards that would have vested and become free of forfeiture risk and lapse restrictions had Laureate achieved the target performance in the three fiscal years ending coincident with or immediately subsequent to the effective time of such change in control would become fully vested and immediately exercisable; e) those time-based restricted stock units that would have become vested or earned on or prior to the third anniversary of the effective time of such change in control would become vested and earned and be settled in cash or shares of common stock as promptly as practicable; and f) those performance-based restricted stock units, performance shares and performance units that would have become vested or earned had Laureate achieved the target performance in the three fiscal years ending coincident with or immediately subsequent to the effective time of such change in control would become vested and earned and be settled in cash or shares of common stock as promptly as practicable. After giving effect to the foregoing change in control acceleration, any remaining unvested time-based and performance-based stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and performance share units shall be forfeited for no consideration.

Share Increase for 2013 Plan

In December 2016, the Board of Directors and Shareholders approved an amendment to increase the total number of shares of common stock issuable under the 2013 Plan by 3,884.

Stock Options Under 2013 Plan

Stock option awards under the 2013 Plan generally have a contractual term of 10 years and are granted with an exercise price equal to or greater than the fair market value of Laureate’s stock at the date of grant. These options typically vest over a period of five or three years. Of the options granted in 2017, 2016 and 2015, 4,038, 254 and 1,073, respectively, are Time Options and the remainder are Performance Options. The Performance Options granted under the 2013 Plan are eligible for vesting based on achieving annual pre-determined Equity Value performance targets or Adjusted EBITDA targets, as defined in the plan, and the continued service of the employee. Some of the performance based awards include a catch-up provision, allowing the grantee to vest in any year in which a target is missed if a following year's target is achieved as long as the following year is within eight years from the grant date.

Compensation expense is recognized over the period during which an employee is required to provide service in exchange for the award, which is usually the vesting period. For Time Options, expense is recognized ratably over the five-year or three-year vesting period. For Performance Options, expense is recognized under a graded expense attribution method, to the extent that it is probable that the stated annual earnings target will be achieved and options will vest for any year. We assess the probability of each option tranche vesting throughout the life of each grant.

Executive Profits Interests - Stock Option Grant

On January 31, 2017, in connection with the Executive Profits Interests (EPI) agreement, we granted our then-CEO options (the EPI Options) to purchase 2,773 shares of our Class B common stock. The EPI Options vested upon consummation of the IPO on February 6, 2017. The exercise price of the EPI Options is equal to (i) $17.00 with respect to 50% of the shares of Class B common stock subject to the EPI Option and (ii) $21.32 with respect to 50% of the shares of Class B common stock subject to the EPI Option. The EPI Options are exercisable until December 31, 2019. The Company recorded approximately $14,600 of share-based compensation expense for the EPI Options in the first quarter of 2017.

Amendment to 2013 Long-Term Incentive Plan

On June 19, 2017, the Company’s Board of Directors (the Board) approved, subject to stockholder approval, an amendment and restatement of the Laureate Education, Inc. 2013 Long-Term Incentive Plan (as amended and restated, the 2013 Plan). Among other things, the amendment (i) increases the number of shares of Class A common stock that may be issued pursuant to awards under the 2013 Plan to 14,714; (ii) adds performance metrics, the ability to grant cash awards, and annual limits on grants, intended to qualify awards as performance-based awards that are not subject to certain limits on tax deductibility of compensation payable to certain executives; and (iii) extends the term of the 2013 Plan to June 18, 2027, the day before the 10th anniversary of the date of adoption of the amendment. On June 19, 2017, the holder of the majority of the voting power of the Company's outstanding stock (the Majority Holder) approved by written consent the amended and restated 2013 Plan and it became effective.

Equity Award Modifications

Stock Option Repricings

In June 2016, we modified all outstanding stock options that were granted under the 2013 Plan, except for stock options that were granted during 2016. The exercise price of the modified options was adjusted to $23.20, the estimated fair market value of our stock at the date of modification. As a result, we modified the exercise price of approximately 5,338 stock options that were granted under the 2013 Plan. This modification resulted in incremental stock compensation expense during the second quarter of approximately $6,000 for options that were vested at the modification date. Additionally, approximately $5,000 of incremental stock compensation expense related to options that were not yet vested at the modification date will be recognized over the remaining vesting period.

On June 19, 2017, the Board and the Majority Holder approved a stock option repricing (the Option Repricing). Pursuant to the Option Repricing, the exercise price of each Relevant Option (as defined below) was amended to reduce such exercise price to the average closing price of a share of the Company's Class A common stock as reported on the Nasdaq Global Select Market over the 20 calendar-day period following the mailing of the Notice and Information Statement to our stockholders. The average closing price of the Company's Class A common stock over such 20-day period was $17.44; accordingly, the exercise price of the Relevant Options was adjusted to $17.44.

Relevant Options were all outstanding stock options as of June 19, 2017 (vested or unvested) to acquire shares of Class B common stock granted under the 2013 Plan during calendar years 2013 through 2016, and totaled approximately 5,300 options. Since the modification of the terms of the awards occurred on June 19, 2017, the Company recorded incremental stock compensation expense during the second quarter of 2017 of approximately $5,100 for options that were vested at the modification date. Additionally, approximately $2,500 of incremental stock compensation expense related to options that were not yet vested at the modification date is being recognized over the remaining vesting period.

Stock Option Modifications

During the third and fourth quarters of 2017, we extended the post-employment exercise periods of vested stock options for several executives in connection with their separation from the Company. We accounted for the extension as a modification of an equity award under ASC 718. Accordingly, we recognized incremental stock compensation expense of approximately $15,000 in 2017.

Stock Option Activity for 2007 and 2013 Plans

The following tables summarize the stock option activity and the assumptions used to record the related share-based compensation expense for the years ended December 31, 2017, 2016 and 2015:

	2017			2016			2015
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1	10,928	$21.81	$4,350	11,427	$26.12	$20,339	10,919	$25.84	$48,851
Granted	4,283	$19.01		303	$23.29		1,447	$26.72
Exercised	—	$—	$—	(245)	$19.57	$899	(460)	$18.76	$3,365
Forfeited or expired	(5,308)	$18.34		(557)	$23.78		(479)	$28.52
Outstanding at December 31	9,903	$19.30	$—	10,928	$21.81	$4,350	11,427	$26.12	$20,339
Exercisable at December 31	8,606	$19.38	$—	9,004	$21.48	$4,350	8,293	$24.32	$20,328
Vested and expected to vest	9,847	$19.31	$—	10,790	$21.79	$4,350	11,110	$26.08	$20,339

	Options Outstanding		Options Exercisable		Assumption Range*
Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Terms (Years)	Number of Shares	Weighted Average Remaining Contractual Terms (Years)	Risk-Free Interest Rate	Expected Terms in Years	Expected Volatility
Year Ended December 31, 2017
$14.58 - $19.56	6,500	4.58	5,549	4.22	0.33% - 3.31%	2.03 -10.00	32.18% - 69.74%
$21.00 - $21.28	693	2.18	347	0.66	0.43% - 3.60%	2.11 - 6.67	33.24% - 57.79%
$21.32 - $21.52	1,776	2.14	1,776	2.14	0.68% - 2.61%	3.38 - 6.55	38.16% - 69.74%
$21.68 - $22.32	221	1.94	221	1.94	0.57% - 3.03%	2.18 - 6.52	36.78% - 52.47%
$22.88 - $31.92	713	3.76	713	3.76	0.73% - 2.86%	4.00 - 6.52	39.03% - 53.80%
Year Ended December 31, 2016
$18.36 - $19.56	3,601	0.80	3,601	0.80	0.32% - 4.20%	1.90 - 6.95	26.85% - 52.47%
$20.16 - $21.28	353	1.66	353	1.66	0.42% - 3.60%	2.11 - 6.52	33.24% - 52.47%
$21.48 - $21.52	438	3.81	438	3.81	0.68% - 2.63%	3.38 - 6.58	38.16% - 52.47%
$21.68 - $22.32	320	3.10	320	3.10	0.57% - 3.03%	2.18 - 6.52	36.78% - 52.47%
$22.40 - $31.92	6,216	7.07	4,291	6.71	0.73% - 2.86%	4.00 - 7.12	39.03% - 58.84%
Year Ended December 31, 2015
$18.36 - $19.56	3,790	1.80	3,790	1.80	0.32% - 4.20%	1.90 - 6.95	26.85% - 52.47%
$20.16 - $21.28	353	2.70	353	2.70	0.42% - 3.60%	2.11 - 6.52	33.24% - 52.47%
$21.48 - $21.52	516	4.80	512	4.80	0.68% - 2.63%	3.38 - 6.58	38.16% - 52.47%
$21.68 - $22.32	344	4.10	344	4.10	0.57% - 3.03%	2.18 - 6.52	36.78% - 52.47%
$22.88 - $31.92	2,634	8.20	1,108	7.14	0.73% - 2.86%	4.00 - 6.52	39.03% - 58.84%
$34.52	3,788	7.80	2,184	7.80	1.76% - 2.07%	6.02 - 7.12	51.51% - 53.51%
* The expected dividend yield is zero for all options in all years.

The weighted-average estimated fair value of stock options granted was $7.84, $12.03, and $13.80 per share for the years ended December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017, Laureate had $8,914 of unrecognized share-based compensation costs related to stock options outstanding. Of the total unrecognized cost, $7,149 relates to Time Options and $1,765 relates to Performance Options. The unrecognized Time Options expense is expected to be recognized over a weighted-average expense period of 1.4 years.

Non-Vested Restricted Stock and Restricted Stock Units

The following table summarizes the non-vested restricted stock and restricted stock units activity for the years ended December 31, 2017, 2016 and 2015:

	2017		2016		2015
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1	1,038	$25.97	865	$29.6	694	$32.48
Granted	1,337	$16.65	655	$23.27	449	$26.28
Vested	(328)	$22.35	(386)	$29.36	(215)	$31.48
Forfeited	(397)	$23.33	(96)	$26.51	(63)	$31.08
Non-vested at December 31	1,650	$19.74	1,038	$25.97	865	$29.6

Restricted stock units granted under the 2013 Plan consist of time-based restricted stock units (RSU), performance-based restricted stock units (PSU) and market condition-based restricted stock units with various vesting periods over the next three to five years. PSUs are eligible to vest annually upon the Board of Directors' determination that the annual performance targets are met. The performance targets are the same as for Performance Options, as defined in the 2013 Plan except for targets set for certain PSUs granted in 2016. The vesting percentage for those PSUs is based on LEI’s attainment of a performance level: threshold, target, maximum or a percentage between the “Threshold” and “Target; Maximum” which is determined by linear interpolation, provided that continued employment is required through the date the attainment of target is approved by the Compensation Committee. The PSUs granted from 2013 to February 2016 include a catch-up provision, allowing the grantee to vest in any year in which a target is missed if a following year's target is obtained as long as the following year is within eight years from the grant date. During the fourth quarter of 2017, Laureate granted a small number of restricted stock units where vesting is based on the fulfillment of both a service condition and the achievement of a Laureate stock price hurdle during the performance period, which is considered to be a market condition.

The fair value of the non-vested restricted stock awards in the table above is measured using the fair value of Laureate’s common stock on the date of grant or the most recent modification date whichever is later.

As of December 31, 2017, unrecognized share-based compensation expense related to non-vested restricted stock and restricted stock unit awards was $17,249. Of the total unrecognized cost, $6,505 relates to time-based restricted stock and RSUs, $9,701 relates to PSUs and $1,043 related to market-condition-based restricted stock units. This unrecognized expense for time-based restricted stock and restricted stock units will be recognized over a weighted-average expense period of 1.3 years.